Merger (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended						1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Sep. 30, 2012 Series A-1 Convertible Preferred Stock	Dec. 31, 2011 Series A-1 Convertible Preferred Stock	Dec. 31, 2010 Series A-1 Convertible Preferred Stock	May 31, 2011 Former operating company	May 17, 2011 Former operating company	May 31, 2011 Former operating company Common Stock	May 17, 2011 Former operating company Common Stock	May 31, 2011 Former operating company Preferred Stock	May 17, 2011 Former operating company Preferred Stock	Apr. 30, 2011 Former operating company Series A-1 Convertible Preferred Stock item	Apr. 25, 2011 Former operating company Series A-1 Convertible Preferred Stock	Apr. 30, 2011 Former operating company Series A-1 Convertible Preferred Stock Maximum
Merger
Reverse stock-split ratio								0.0667
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001					$ 0.01		$ 0.0001		$ 0.0001
Preferred stock par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.01						$ 0.0001
Conversion ratio of stock										1		0.1
Stock repurchased (in shares)								5,000,000
Stock repurchased (in dollars)								$ 50
Percentage of ownership upon completion of the Merger and the Redemption								100.00%
Preferred stock obliged to be issued (in shares)																789,553
Purchase price per share of convertible preferred stock (in dollars per share)															$ 81.42
Number of tranches in which preferred stock is issued														3
Proceeds from issuance of preferred stock	$ 20,098	$ 62,116												$ 64,284